UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21286

Name of Fund: Preferred Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Preferred
        Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments

                                          Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004                    (in U.S. dollars)

Preferred Securities

                               S&P     Moody's        Face
Industry+                    Ratings   Ratings       Amount                 Capital Trusts                                Value
====================================================================================================================================
Auto - 1.4%                    BB       Baa3     $  13,000,000   Delphi Trust II, 6.197% due 11/15/2033(b)           $   13,098,800
------------------------------------------------------------------------------------------------------------------------------------
Banks - 18.2%                  A-       A3          12,035,000   ABN AMRO North America Holding Preferred Capital
                                                                 Repackaging Trust I, 6.523% (a)(b)(c)                   12,846,785
                               A-       A2          11,000,000   Abbey National Capital Trust I, 8.963%  (b)(c)          14,064,743
                               A-       A1           2,000,000   Bank One Capital III, 8.75% due 9/01/2030                2,590,580
                               A-       A1           1,000,000   Chase Capital I, 7.67% due 12/01/2026(a)                 1,070,831
                               A-       A1          16,455,000   Chase Capital II, 2.194% due 2/01/2027(b)               15,607,074
                               A        Aa3          7,225,000   Danske Bank A/S, 5.914% (a)(b)(c)                        7,400,611
                               BBB+     A2           7,210,000   Den Norske Bank ASA, 7.729% (a)(b)(c)                    8,266,510
                               BBB+     A3          34,000,000   Dresdner Funding Trust I, 8.151% due 6/30/2031(a)       38,601,390
                               A        NR*          4,310,000   HBOS Capital Funding LP, 6.85% (c)                       4,310,000
                               A-       A2           2,000,000   HSBC Americas Capital Trust I, 7.808% due
                                                                 12/15/2026(a)                                            2,149,046
                               A-       A1          15,835,000   HSBC Capital Funding LP, 10.176%  (a)(b)(c)             22,417,847
                               NR*      NR*         12,275,000   Hubco Capital Trust II, 7.65% due 6/15/2028(a)          12,351,719
                               A+       Aa2          2,000,000   Lloyds TSB Bank PLC, 6.90% (c)                           2,038,260
                               A-       Aa3         18,470,000   NB Capital Trust III, 2.15% due 1/15/2027(b)            17,767,881
                               A        A1             970,000   RBS Capital Trust I, 4.709% (b)(c)                         902,499
                               A-       A2           2,000,000   Republic New York Capital II, 7.53% due
                                                                 12/04/2026                                               2,124,436
                               A-       A2          10,000,000   Westpac Capital Trust III, 5.819%  (a)(b)(c)            10,076,000
                                                                                                                     --------------
                                                                                                                        174,586,212
------------------------------------------------------------------------------------------------------------------------------------
Diversified                    BB       Baa3         8,500,000   Fuji JGB Investment LLC, 9.87%  (a)(b)(c)                9,823,977
Financial Services -           BB       Baa3         5,000,000   SB Treasury Company LLC, 9.40%  (a)(b)(c)                5,777,720
1.6%                                                                                                                 --------------
                                                                                                                         15,601,697
------------------------------------------------------------------------------------------------------------------------------------
Electric - 5.5%                BBB-     Baa2        10,000,000   Dominion Resources Capital Trust I, 7.83% due
                                                                 12/01/2027                                              10,699,450
                               BBB-     Baa2        15,000,000   Dominion Resources Capital Trust III, 8.40% due
                                                                 1/15/2031                                               17,604,480

                                          Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)        (in U.S. dollars)

Preferred Securities (continued)

                               S&P     Moody's        Face
Industry+                    Ratings   Ratings       Amount                 Capital Trusts                                Value
====================================================================================================================================
Electric (concluded)           BB+      Ba3      $  14,950,000   REI Capital Trust II, 8.257% due 2/01/2037          $   14,542,971
                               BB+      Baa2         9,500,000   SWEPCO Capital Trust I, 5.25% due 10/01/2043(b)          9,537,620
                                                                                                                     --------------
                                                                                                                         52,384,521
------------------------------------------------------------------------------------------------------------------------------------
Finance - 3.5%                 BBB+     A3          10,000,000   CIT Capital Trust I, 7.70% due 2/15/2027(a)             10,639,970
                               A-       A1          11,300,000   Goldman Sachs Capital I, 6.345% due 2/15/2034           10,826,643
                               BB+      Baa3         1,000,000   MBNA Capital A, 8.278% due 12/01/2026                    1,085,232
                               A+       A1          10,000,000   Sun Life of Canada (U.S.) Capital Trust I,              11,139,690
                                                                 8.526% (a)(c)                                       --------------
                                                                                                                         33,691,535
------------------------------------------------------------------------------------------------------------------------------------
Financial - 0.5%               NR*      Baa1         4,500,000   St. George Bank Funding Company, LLC,
                                                                 8.485% (a)(c)                                            5,154,201
------------------------------------------------------------------------------------------------------------------------------------
Financial Services -           A-       A1             998,000   JPM Capital Trust I, 7.54% due 1/15/2027(a)              1,063,791
Other - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Gas - 0.6%                     BBB      Baa2         5,000,000   AGL Capital Trust, 8.17% due 6/01/2037                   5,555,370
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 7.2%               BBB      Baa3        28,165,000   AON Capital Trust, 8.205% due 1/01/2027                 31,203,525
                               AA       Aa1          2,000,000   American General Institutional Capital, 8.125%
                                                                 due 3/15/2046(a)                                         2,476,944
                               A-       A2           6,066,000   ING Capital Funding Trust III, 8.439%  (b)(c)            7,077,269
                               BB       Ba1          1,000,000   Markel Capital Trust I, 8.71% due 1/01/2046              1,046,956
                               A+       A2           6,325,000   Principal Life Insurance Company, 8% due
                                                                 3/01/2044 (Surplus Notes)(a)                             6,594,869
                               BBB      Baa1        14,000,000   QBE Insurance Group Limited, 5.647% due
                                                                 7/01/2023(a)(b)                                         13,451,172
                               A-       Baa1         6,225,000   Transamerica Capital III, 7.625% due 11/15/2037          6,593,476
                                                                                                                     --------------
                                                                                                                         68,444,211
------------------------------------------------------------------------------------------------------------------------------------
Insurance -                    BBB+     A3          23,725,000   Axa, 8.60% due 12/15/2030 (Surplus Notes)               29,421,349
Multiline - 4.5%               BBB+     A3           1,000,000   GenAmerica Capital I, 8.525% due 6/30/2027(a)            1,128,544

                                          Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)        (in U.S. dollars)

Preferred Securities (continued)

                               S&P     Moody's        Face
Industry+                    Ratings   Ratings       Amount                 Capital Trusts                                Value
====================================================================================================================================
Insurance -                    BBB-     Baa2     $  11,566,000   Safeco Capital Trust I, 8.072% due 7/15/2037(a)     $   12,774,578
Mulitline (concluded)                                                                                                --------------
                                                                                                                         43,324,471
------------------------------------------------------------------------------------------------------------------------------------
Oil - 2.2%                     BBB      Baa2         9,850,000   ConocoPhillips Capital Trust II, 8% due
                                                                 1/15/2037(a)                                            10,760,652
                               A-       A2          10,000,000   Oil Insurance Limited, 5.15% due 8/15/2033(a)(b)        10,021,070
                                                                                                                     --------------
                                                                                                                         20,781,722
------------------------------------------------------------------------------------------------------------------------------------
PipeLines - 0.8%               BB+      Baa3         5,000,000   K N Capital Trust I, 8.56% due 4/15/2027(a)              5,629,225
                               BB+      Baa3         1,750,000   K N Capital Trust III, 7.63% due 4/15/2028               1,854,309
                                                                                                                     --------------
                                                                                                                          7,483,534
------------------------------------------------------------------------------------------------------------------------------------
Reinsurance - 4.3%             BBB-     Baa1        22,100,000   ACE Capital Trust II, 9.70% due 4/01/2030               29,474,372
                               A-       Baa2        10,000,000   Zurich Capital Trust I, 8.376% due 6/01/2037(a)         11,121,890
                                                                                                                     --------------
                                                                                                                         40,596,262
------------------------------------------------------------------------------------------------------------------------------------
Savings & Loan                                                   Astoria Capital Trust I:
Associations - 3.6%            BB       Ba1          5,000,000      9.75% due 11/01/2029                                  5,883,100
                               BB       Ba2          1,000,000      9.75% due 11/01/2029 (a)                              1,158,500
                               BBB      Baa1         5,760,000   Dime Capital Trust I, 9.33% due 5/06/2027                6,742,621
                               BB       Baa2        12,765,000   GreenPoint Capital Trust I, 9.10% due 6/01/2027         14,437,113
                               BB       NR*          5,775,000   Webster Capital Trust I, 9.36% due 1/29/2027(a)          6,631,923
                                                                                                                     --------------
                                                                                                                         34,853,257
------------------------------------------------------------------------------------------------------------------------------------
Special Situations -           NR*      NR*         15,000,000   AgFirst Farm Credit Bank, 8.393% due
4.1%                                                             12/15/2016(b)                                           17,065,710
                               BBB+     Baa3        15,000,000   Farmers Exchange Capital, 7.05% due 7/15/2028(a)        14,692,770
                               AA-      Aa3          8,000,000   Swedish Export Credit Corporation, 6.375% (a)(c)         7,825,264
                                                                                                                     --------------
                                                                                                                         39,583,744
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments in Capital Trusts                    556,203,328
                                                                 (Cost - $545,245,535) - 58.1%
------------------------------------------------------------------------------------------------------------------------------------

                                          Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)        (in U.S. dollars)

Preferred Securities (continued)

                                                        Shares
Industry+                                                Held             Preferred Stocks                                Value
====================================================================================================================================
Banks - 6.9%                                               150   BBVA Privanza International (Gibraltar) Ltd.,
                                                                 7.764% (a)                                          $   15,487,500
                                                       435,200   Banco Santander Central Hispano SA, 6.41% (a)           10,483,098
                                                       320,000   CoBank, ACB, 7% (a)                                     16,944,000
                                                     1,000,000   Royal Bank of Scotland Group PLC, 5.75%                 23,390,000
                                                                                                                     --------------
                                                                                                                         66,304,598
------------------------------------------------------------------------------------------------------------------------------------
Electric - 2.6%                                         14,000   Alabama Power Company, 5.83%                               345,800
                                                         8,200   Delmarva Power & Light Company, 4.56%                      660,357
                                                        80,000   Interstate Power and Light Company, 8.375%               2,556,000
                                                        17,372   South Carolina Electric & Gas Company, 4.60%               882,173
                                                       200,000   TXU Corporation, 7.24% (b)                              20,440,000
                                                                                                                     --------------
                                                                                                                         24,884,330
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.4%                               80,000   Duquesne Light Company, 6.50%                            3,992,000
------------------------------------------------------------------------------------------------------------------------------------
Finance - 4.1%                                         264,650   Federal National Mortgage Association, 5.125%           11,763,693
                                                        72,250   J.P. Morgan Chase & Co., 4.50% (b)                       7,225,000
                                                       100,000   Lehman Brothers Holdings, Inc., 5.94%                    4,790,000
                                                       600,000   Lehman Brothers Holdings, Inc., 6.50%                   15,696,000
                                                                                                                     --------------
                                                                                                                         39,474,693
------------------------------------------------------------------------------------------------------------------------------------
Gas - 1.8%                                             626,000   Southern Union Company, 7.55%                           16,839,400
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.5%                                       880,000   ACE Limited, 7.80%                                      23,416,800
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials &                               23,000   SG Preferred Capital II, 6.302%                         24,518,000
Commodities - 2.6%
------------------------------------------------------------------------------------------------------------------------------------
Reinsurance - 3.1%                                      22,000   Zurich RegCaPS Funding Trust I, 6.01% (a)(b)            22,418,000
                                                         7,000   Zurich RegCaPS Funding Trust II, 6.58% (a)(b)            7,189,000
                                                                                                                     --------------
                                                                                                                         29,607,000
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Government                                 9,000,000   Farm Credit Bank of Texas, 7.561% (b)(c)                 9,107,550
Obligations - 1.0%
------------------------------------------------------------------------------------------------------------------------------------
Specialty Markets - 0.2%                                80,000   Corporate-Backed Trust Certificates, 8.375%              2,196,000
------------------------------------------------------------------------------------------------------------------------------------

                                          Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)        (in U.S. dollars)

Preferred Securities (continued)

                                                        Shares
Industry+                                                Held             Preferred Stocks                                Value
====================================================================================================================================
Wireless Communication - 4.0%                           30,423   Centaur Funding Corporation, 9.08% (a)              $   38,332,980
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments in Preferred Stocks
                                                                 (Cost - $270,980,115) - 29.2%                          278,673,351
------------------------------------------------------------------------------------------------------------------------------------

                                                                        Real Estate Investment Trusts
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                          196,000   AMB Property Corporation, 6.50%                          4,728,500
                                                       124,000   AMB Property Corporation, 6.75%                          3,015,680
                                                       251,400   Alexandria Real Estate Equities, Inc., 8.375%            6,473,550
                                                       290,000   BRE Properties, Inc.,6.75%                               6,902,000
                                                       400,000   CBL & Associates Properties, Inc., 7.75%                10,244,000
                                                       600,000   CarrAmerica Realty Corporation , 7.50%                  15,372,000
                                                       200,000   Cousins Properties, Inc., 7.75%                          5,175,000
                                                       780,000   Developers Diversified Realty Corporation, 7.375%       20,319,000
                                                       280,000   Developers Diversified Realty Corporation , 8%           6,910,400
                                                       100,000   Duke Realty Corporation,6.50%                            2,406,250
                                                       270,000   Duke Realty Corporation,6.625%                           6,507,000
                                                       787,000   Equity Residential Properties Trust, 6.48%              18,730,600
                                                         2,390   First Industrial Realty Trust, Inc., 6.236%              2,385,220
                                                         4,000   Firstar Realty LLC,8.875%(a)                             4,804,000
                                                       768,000   Health Care Property Investors, Inc., 7.10%             19,161,600
                                                       686,000   Kimco Realty Corporation, 6.65%                         17,390,100
                                                     1,600,000   New Plan Excel Realty Trust, 7.625%                     41,264,000
                                                        72,000   PS Business Parks, Inc., 7%                              1,836,000
                                                       161,400   PS Business Parks, Inc., 7.95%                           3,776,760
                                                       320,000   Public Storage, Inc., 6.45%                              7,584,000
                                                       607,550   Regency Centers Corporation, 7.45%                      15,492,525
                                                        11,857   Sovereign Real Estate Investment Trust, 12%             17,311,220
                                                       130,000   Wachovia Preferred Funding Corporation, 7.25%            3,472,300
                                                       600,000   Weingarten Realty Investors, Inc., 6.75%                15,120,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments in Real Estate Investment            256,381,705
                                                                 Trusts (Cost - $255,147,085) - 26.8%
------------------------------------------------------------------------------------------------------------------------------------

                                          Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)        (in U.S. dollars)

Preferred Securities (continued)

                               S&P     Moody's        Face
Industry+                    Ratings   Ratings       Amount              Trust Preferred                                  Value
====================================================================================================================================
Aerospace &                    NR*      NR*      $  27,450,000   RC Trust I, 7% due 5/15/2006                        $   30,057,750
Defense - 3.2%
------------------------------------------------------------------------------------------------------------------------------------
Auto - 1.1%                    BB       Baa3        10,000,000   Delphi Trust I, 8.25% due 10/15/2033                    10,223,383
------------------------------------------------------------------------------------------------------------------------------------
Banks - 0.5%                   A-       A2           4,875,000   J.P. Morgan Chase Capital XI, 5.875% due
                                                                 6/15/2033                                                4,476,129
------------------------------------------------------------------------------------------------------------------------------------
Electric - 1.6%                A        A2          11,750,000   Georgia Power Company, 5.90% due 4/15/2033              11,248,518
                               BBB-     Baa2         3,000,000   HECO Capital Trust III, 6.50% due 3/18/2034              3,003,051
                               BB+      Baa3           397,425   PSEG Funding Trust II, 8.75% due 12/31/2032                435,447
                               BBB      Baa1           950,000   Virginia Power Capital Trust II, 7.375% due
                                                                 7/30/2042                                                  992,744
                                                                                                                     --------------
                                                                                                                         15,679,760
------------------------------------------------------------------------------------------------------------------------------------
Finance - 3.5%                 BBB+     Baa1        27,000,000   Countrywide Capital IV, 6.75% due 4/01/2033             26,777,508
                               NR*      A1           1,000,000   Household Finance Corporation, 6.875% due
                                                                 1/30/2033                                                1,030,018
                               BBB+     A3             875,000   Lehman Brothers Holdings Capital Trust III,
                                                                 6.375% due 3/15/2052                                       861,868
                               A-       A1             817,000   Morgan Stanley Capital Trust III, 6.25% due
                                                                 3/01/2033                                                  793,495
                               NR*      NR*          4,000,000   Principal Protected PreTSL IX, Ltd., 14.50% due
                                                                 4/03/2033                                                3,930,000
                                                                                                                     --------------
                                                                                                                         33,392,889
------------------------------------------------------------------------------------------------------------------------------------
Gas - 0.6%                     BB       Baa3         5,750,000   Southwest Gas Capital II, 7.70% due 9/15/2043            5,988,215
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.1%               A        A3          16,000,000   ABN AMRO North America Capital Funding Trust II,
                                                                 1.575% (b)(c)                                           15,480,000
                               BBB      Baa1         5,000,000   Lincoln National Capital VI, 6.75% due 9/11/2052         4,977,881
                                                                                                                     --------------
                                                                                                                         20,457,881
------------------------------------------------------------------------------------------------------------------------------------
PipeLines - 0.1%               BBB-     Baa1           500,000   Dominion-CNG Capital Trust I, 7.80% due
                                                                 10/31/2041                                                 522,176
------------------------------------------------------------------------------------------------------------------------------------
Reinsurance - 0.1%             BBB      Baa1         1,000,000   Everest Re Capital Trust, 7.85% due 11/15/2032           1,064,747
------------------------------------------------------------------------------------------------------------------------------------
Savings & Loan                 NR*      NR*          6,000,000   Dime Community Capital I, 7% due 4/14/2034(a)            5,640,000
Associations - 1.4%            NR*      NR*          8,000,000   Roslyn Real Estate Asset Corporation,
                                                                 5.236%(b)(c)                                             8,287,504
                                                                                                                     --------------
                                                                                                                         13,927,504
------------------------------------------------------------------------------------------------------------------------------------

                                          Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)        (in U.S. dollars)

Preferred Securities (concluded)

                               S&P     Moody's        Face
Industry+                    Ratings   Ratings       Amount              Trust Preferred                                  Value
====================================================================================================================================
Special Situations -           BBB+     A3       $   5,000,000   Natural Rural Utilities Cooperative Finance         $    4,963,672
0.5%                                                             Corporation, 6.75% due 2/15/2043
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments in Trust Preferred
                                                                 (Cost - $140,219,922) - 14.7%                          140,754,106
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments in Preferred Securities
                                                                 (Cost - $1,211,592,657) - 128.8%                     1,232,012,490
------------------------------------------------------------------------------------------------------------------------------------

                                                                         Corporate Bonds
------------------------------------------------------------------------------------------------------------------------------------
Auto - 1.0%                    BBB-     Baa1        10,000,000   Ford Motor Company, 7.45% due 7/16/2031                  9,510,980
------------------------------------------------------------------------------------------------------------------------------------
Broadcasting/Media -           BBB-     Baa3        10,000,000   Liberty Media Corporation, 5.70% due 5/15/2013           9,839,280
1.0%
------------------------------------------------------------------------------------------------------------------------------------
Cable Television               BBB      Baa3        10,000,000   Comcast Corporation, 7.05% due 3/15/2033                10,541,120
Services - 1.1%
------------------------------------------------------------------------------------------------------------------------------------
Cellular Telephones -          BBB      Baa2        28,000,000   AT&T Wireless Services, Inc., 8.75% due 3/01/2031       34,851,908
3.7%
------------------------------------------------------------------------------------------------------------------------------------
Diversified                    BBB      A3          29,000,000   General Motors Acceptance Corporation, 8% due           29,447,702
Financial Services -                                             11/01/2031
3.1%
------------------------------------------------------------------------------------------------------------------------------------
Electronics - 1.1%             BB+      Baa3        10,000,000   FirstEnergy Corp., 6.45% due 11/15/2011                 10,577,330
------------------------------------------------------------------------------------------------------------------------------------
Finance - 1.6%                 AAA      Aaa         15,000,000   Sigma Finance Corporation, 1.12% due 8/15/2011          15,000,000
------------------------------------------------------------------------------------------------------------------------------------
Foods - 0.5%                   BBB      Baa3         4,800,000   Tyson Foods, Inc., 7% due 1/15/2028                      4,791,720
------------------------------------------------------------------------------------------------------------------------------------
Multimedia - 2.7%                                                Time Warner Inc.:
                               BBB+     Baa1         5,000,000      7.625% due 4/15/2031                                  5,500,790
                               BBB+     Baa1        18,000,000      7.70% due 5/01/2032                                  19,994,616
                                                                                                                     --------------
                                                                                                                         25,495,406
------------------------------------------------------------------------------------------------------------------------------------

                                          Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)        (in U.S. dollars)

                               S&P     Moody's        Face
Industry+                    Ratings   Ratings       Amount               Corporate Bonds                                 Value
====================================================================================================================================
Oil Field Services -           BBB      Baa2     $  16,575,000   Duke Energy Field Services, LLC, 8.125% due         $   20,042,175
2.1%                                                             8/16/2030
------------------------------------------------------------------------------------------------------------------------------------
Reinsurance - 1.2%             A-       A1          10,000,000   GE Global Insurance Holding Corporation, 7.75%          11,471,110
                                                                 due 6/15/2030
------------------------------------------------------------------------------------------------------------------------------------
Telephone - 7.0%               BBB+     Baa2        28,000,000   France Telecom, 9.50% due 3/01/2031                     35,650,748
                                                                 Sprint Capital Corporation:
                               BBB-     Baa3         2,000,000      6.90% due 5/01/2019                                   2,073,904
                               BBB-     Baa3        24,000,000      8.75% due 3/15/2032                                  29,082,312
                                                                                                                     --------------
                                                                                                                         66,806,964
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments in Corporate Bonds
                                                                 (Cost - $240,698,026) - 26.1%                          248,375,695
------------------------------------------------------------------------------------------------------------------------------------

                                                                         Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                     5,875,000   Federal Home Loan Banks, 1.22% due
                                                                 8/13/2004 (e)(f)                                         5,873,688
                                                     9,500,000   Federal Home Loan Mortgage Corporation, 1.31% due        9,492,395
                                                                 8/24/2004 (e)(f)
                                                       720,000   Federal National Mortgage Association, 1.25% due           719,950
                                                                 8/04/2004 (e)(f)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments in Short-Term Securities
                                                                 (Cost - $16,086,033) - 1.7%                             16,086,033
------------------------------------------------------------------------------------------------------------------------------------

                                          Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)        (in U.S. dollars)

                                                      Number of
                                                      Contracts                Options Purchased                          Value
====================================================================================================================================
                                                            97   Swaption, expiring September 2038 at $6.49,
                                                                 Broker Lehman Brothers Special Finance (d)          $    4,563,674
                                                           800   U.S. Treasury Notes, expiring August 2004 at $97,
                                                                 Broker Greenwich Capital Markets                            12,500
                                                           800   U.S. Treasury Notes, expiring August 2004 at
                                                                 $108, Broker Fimat USA                                     112,500
                                                         1,010   U.S. Treasury Notes, expiring August 2004 at
                                                                 $109, Broker HSBC Securities Inc.                          284,062
                                                         1,675   U.S. Treasury Notes, expiring September 2004 at
                                                                 $105, Broker Credit Suisse First Boston                    261,719
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Options Purchased
                                                                 (Premiums Paid - $11,830,695) - 0.6%                     5,234,455
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Investments -
                                                                 (Cost - $1,480,207,411) - 157.2%                     1,501,708,673
------------------------------------------------------------------------------------------------------------------------------------

                                                                                Options Written
------------------------------------------------------------------------------------------------------------------------------------
Call Options                                               800   U.S. Treasury Notes, expiring August 2004 at            (1,012,500)
Written                                                          $108, Broker Greenwich Capital Markets
                                                         1,225   U.S. Treasury Notes, expiring September 2004 at           (746,485)
                                                                 $111, Broker Credit Suisse First Boston
                                                           800   U.S. Treasury Notes, expiring August 2004 at              (562,500)
                                                                 $111, Broker Fimat USA.
------------------------------------------------------------------------------------------------------------------------------------
Put Options                                                175   Swaption, expiring September 2018 at $6.65,             (5,967,500)
Written                                                          Broker Lehman Brothers Special Finance (d)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Options Written
                                                                 (Premiums Received - $ 11,974,296) - (0.9%)             (8,288,985)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments, Net of Options Written (Cost - $1,468,233,115**) - 156.3%                                          1,493,419,688

Other Assets Less Liabilities - 1.3%                                                                                     12,237,039

Preferred Stock, at Redemption Value - (57.6)%                                                                         (550,065,466)
                                                                                                                     --------------
Net Assets Applicable to Common Stock - 100.0%                                                                       $  955,591,261
                                                                                                                     ==============

                                          Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004 (continued)        (in U.S. dollars)

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(b)   Floating rate note.
(c)   The security is a perpetual bond and has no definite maturity date.
(d) This European style swaption, which can be exercised only to the expiration date, represents a standby commitment whereby the Fund is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption. One swaption contract represents a notional amount of $1,000,000.
(e) All or a portion of security held as collateral in connection with open financial futures contracts.
(f) Certain U.S. Government Obligations are traded on a discount basis; the interest rates shown reflects the discount rate paid at the time of purchase by the Fund.
*     Not Rated.
** The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost, net of options written              $ 1,471,163,659
                                                          ===============
      Gross unrealized appreciation                       $    48,597,910
      Gross unrealized depreciation                           (26,341,880)
                                                          ---------------
      Net unrealized appreciation                         $    22,256,030
                                                          ===============

+ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market Indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

                                          Preferred Income Strategies Fund, Inc.

Schedule of Investments as of July 31, 2004 (concluded)        (in U.S. dollars)

                                                                                                            Unrealized
                                                                                           Notional        Appreciation/
      Swap contracts outstanding as of July 31, 2004 were as follows:                       Amount         Depreciation
      ------------------------------------------------------------------------------------------------------------------
      Receive a variable rate equal to 1-month LIBOR  and pay a fixed rate of 1.31%
         Broker, UBS Warburg
         Expires June 2005                                                              $ 150,000,000     $     993,375

      Receive a variable rate equal to 1-month LIBOR and pay a fixed rate of 1.32%
         Broker, UBS Warburg
         Expires June 2005                                                              $  25,000,000           167,683

      Receive a variable rate equal to 1-month LIBOR and pay a fixed rate of 1.3275%
         Broker, J.P. Morgan Chase Bank
         Expires June 2005                                                              $ 125,000,000           812,313

      Receive a variable rate equal to 1-month LIBOR and pay a fixed rate of 1.33%
                Broker, Morgan Stanley Capital Services, Inc.
         Expires June 2005                                                              $ 125,000,000           833,349

      Receive a variable rate equal to 3-month LIBOR and pay a fixed rate of 5.3575%
         Broker, Morgan Stanley Capital Services, Inc.
         Expires October 2014                                                           $ 300,000,000        (6,670,800)
      ------------------------------------------------------------------------------------------------------------------
      Total                                                                                               $  (3,864,080)
                                                                                                          =============

      Financial futures contracts sold as of July 31, 2004 were as follows:

      Number of                                                           Face           Unrealized
      Contracts               Issue                Expiration Date       Value          Depreciation
      ----------------------------------------------------------------------------------------------
        5,282      10-year U.S. Treasury Notes     September 2004     $576,696,225      $(8,120,212)
      ----------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Preferred Income Strategies Fund, Inc.


By: /s/ Terry K. Glenn
    -----------------------------
    Terry K. Glenn,
    President of
    Preferred Income Strategies Fund, Inc.

Date: September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------------
    Terry K. Glenn,
    President of
    Preferred Income Strategies Fund, Inc.

Date: September 17, 2004


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Preferred Income Strategies Fund, Inc.

Date: September 17, 2004